Commitments and contingencies (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 18, 2013	Dec. 31, 2013	Oct. 15, 2013	Sep. 27, 2013	Jun. 28, 2013
Commitments And Contingencies Textual [Abstract]
Debt Instrument, Face Amount	$ 432,000		$ 300,000	$ 3,000,000	$ 150,000
Accrued interest	12.50%	10.00%		23.25%
Debt Instrument, Maturity Date	Jan. 31, 2018	Sep. 30, 2017
SQN AIF IV, GP LLC [Member]
Commitments And Contingencies Textual [Abstract]
Debt Instrument, Face Amount	$ 432,000
Accrued interest	12.50%	10.00%
Debt Instrument, Maturity Date	Jan. 31, 2018